Equity Incentive Plan	9 Months Ended
Sep. 30, 2017
Equity Incentive Plan [Abstract]
Equity Incentive Plan
13.          Equity Incentive Plan:

On December 15, 2016, the Compensation Committee granted an aggregate of 772,800 restricted shares of common shares, pursuant to the 2011 Equity Incentive Plan. Of the total 772,800 shares, 274,800 shares were granted to the Company’s board of directors, 448,000 shares were granted to certain of the Company’s other employees and 50,000 shares were granted to the sole director of the Company's commercial manager, a non-employee. As of September 30, 2017, 45,534 shares remained reserved for issuance under the Company's Equity Incentive Plan.

Restricted shares during the nine-month periods ended September 30, 2017 and 2016 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2015	152,000	$3.70
Forfeited	(8,000)	3.70
Outstanding at September 30, 2016	144,000	$3.70

Outstanding at December 31, 2016	652,700	$1.67
Outstanding at September 30, 2017	652,700	$1.67

The fair value of the restricted shares has been determined with reference to the closing price of the Company's common share on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of loss over the respective vesting periods. The related expense for shares granted to the Company’s board of directors and certain of its employees and to the unaffiliated third party in relation to professional services (Note 10) for the nine-month periods ended September 30, 2017 and 2016, amounted to $641 and $119, respectively, and is included under general and administration expenses. The unrecognized cost for the non-vested shares granted to the Company’s board of directors and certain of its employees as of September 30, 2017 and December 31, 2016 amounted to $307 and $833, respectively. The related expense for shares granted to non-employees for the nine-month periods ended September 30, 2017 and 2016, amounted to $21 and $NIL, respectively, and is included under voyage expenses. At September 30, 2017, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s board of directors and its other employees not yet recognized is expected to be recognized is 1.81 years.